Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies [Abstarct]
SIGNIFICANT ACCOUNTING POLICIES

2. SIGNIFICANT ACCOUNTING POLICIES

a. Basis of presentation and use of estimates

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”) which include the Company, its subsidiaries, its VIEs and VIEs’ subsidiaries.

These accounting principles require management to make certain estimates and assumptions that affect the amounts in the accompanying financial statements. The Group bases its estimates on past experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Group’s financial statements include, but are not limited to, impairment of right-of-use (“ROU”) assets, other long-lived assets and long-term investments. Actual results may differ materially from those estimates.

b. Principles of consolidation

The accompanying consolidated financial statements include the financial information of the Company and its subsidiaries, the VIEs and VIEs’ subsidiaries. All intercompany balances and transactions were eliminated upon consolidation.

c. Discontinued operation

A discontinued operation may include a component of an entity or a group of components of an entity, or a business or nonprofit activity. A disposal of a component of an entity or a group of components of an entity is required to be reported in discontinued operation if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results when any of the following occurs: (1) the component of an entity or group of components of an entity meets the criteria to be classified as held-for-sale; (2) the component of an entity or group of components of an entity is disposed of by sale; (3) the component of an entity or group of components of an entity is disposed of other than by sale.

For any component classified as held for sale or disposed of by sale or other than by sale that qualify for presentation as a discontinued operation in the period, the Group has reclassified certain comparative balances in the consolidated balance sheet as of December 31, 2024 and December 31, 2025 and certain comparative amounts in the consolidated statements of operations for the years ended December 31, 2023, 2024 and 2025 to conform to the current year’s presentation. The results of discontinued operations for the years ended December 31, 2023, 2024 and 2025 have been reflected separately in the consolidated statement of operations as a single line item for all periods presented in accordance with U.S. GAAP. Cash flows from discontinued operations of the three categories for the years ended December 31, 2023, 2024 and 2025 were separately presented in the consolidated statements of cash flows for all periods presented in accordance with U.S. GAAP.

d. Foreign currency translation and transactions

The Group’s reporting currency is Renminbi (“RMB”). The functional currency of the subsidiaries and VIEs’ subsidiaries incorporated outside the mainland China is United States dollar (“USD” or “US$”), Hong Kong dollar (“HK$”) or Singapore dollar (“SGD”). The functional currency of all the other subsidiaries and the VIEs and VIEs’ subsidiaries is RMB.

Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currencies at the prevailing rates of exchange at the balance sheet date. Nonmonetary assets and liabilities are remeasured into the applicable functional currencies at historical exchange rates.

e. Impairment of ROU assets and other long-lived assets

The Group reviews its ROU assets and other long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. Factors the Group considers to be important which could trigger an impairment review primarily include (a) Significant underperformance relative to projected operating results; (b) Significant changes in the overall business strategy; (c) Significant adverse changes in legal or business environment and (d) Significant competition, unfavorable industry trend, or economic outlook. When these events occur, the Group measures impairment by comparing the carrying value of the ROU assets and property and equipment to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposal. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss based on excess of carrying value over the fair value of the assets. The Group measured the fair value of impaired space by using discounted cash flow model. The estimates used in projected future cash flows include rental charges and occupancy rate. The gross yield rate is used as the discount rate.

The Group reviews its other non-current assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. Factors the Group considers to be important which could trigger an impairment review primarily includes (a) Significant adverse changes in legal or business environment and (b) significant competition, unfavorable industry trend, or economic outlook. When these events occur, the Group measures impairment by comparing the carrying value of the non-current assets to the estimated collection of receivables.

The Group recorded RMB2,510, RMB950 and RMB2,812 impairment losses on its ROU assets, RMB774, RMB17 and RMB136 impairment losses on its property and equipment, RMB25,825, nil and nil impairment losses on its other non-current assets for the years ended December 31, 2023, 2024 and 2025, respectively.

f. Fair value

Fair value is considered to be the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

g. Financial instruments

The Group’s financial instruments consist primarily of cash and cash equivalents, amounts due from/to related parties, accounts receivable, prepaid expenses and other current assets, accounts payable, warrant liability, forward sale contract liability and other liabilities.

As of December 31, 2024 and 2025, the carrying values of cash and cash equivalents, accounts receivable, prepaid expenses and other current assets, accounts payable and other liabilities approximated their fair values reported in the consolidated balance sheets due to the short-term maturities of these instruments.

The Group, with the assistance of independent third-party valuation firms, determined the estimated fair value of its warrant liability and forward sale contract liability.

h. Convenience translation

The Group’s business is primarily conducted in China and substantially all of the revenues are denominated in Renminbi (“RMB”). However, periodic reports made to shareholders will include current period amounts translated into US dollars using the exchange rate as of balance sheet date, for the convenience of the readers. Translations of balances in the consolidated balance sheets and the related consolidated statements of operations, comprehensive loss, change in shareholders’ equity and cash flows from RMB into US dollars as of and for the year ended December 31, 2025 are solely for the convenience of the readers and were calculated at the rate of USD1.00=RMB6.9931 representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2025. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into USD at that rate on December 31, 2025, or at any other rate.

i. Cash, cash equivalents and restricted cash

Cash, cash equivalents and restricted cash comprise cash at banks and on hand, which have original maturities of three months or less when purchased and are subject to an insignificant risk of changes in value. The carrying value of cash equivalents and restricted cash approximates market value. Restricted cash represent bank deposits which were frozen in relation to a legal case.

j. Short-term investments

Short-term investments include various financial products with variable interest rates placed with financial institutions. The Group classifies the financial products as trading securities and are carried at fair value. The original maturities of the short-term investments are longer than three months, but shorter than twelve months.

k. Allowance for credit losses

On January 1, 2023, the Group adopted ASC 326, Credit Losses (“ASC 326”) which replaced previously issued guidance regarding the impairment of financial instruments with an expected loss methodology that will result in more timely recognition of credit losses. The Group used a modified retrospective approach and did not restate the comparable prior periods, which resulted in RMB5,376 credit losses for accounts receivable and RMB85 credit losses for prepayment and other current assets recorded in the opening balance of accumulated deficit, a cumulative effect to increase the opening balance of accumulated deficit on January 1, 2023 by RMB5,461.

Upon adoption of ASC 326, the Group maintains an allowance for credit losses in accordance with ASC 326 and records the allowance for credit losses as an offset to assets such as accounts receivable, prepayments and other current assets and due from related parties which are not under common control, etc., and the estimated credit losses charged to the allowance is classified as “General and administrative expenses” in the consolidated statements of operations. The Group assesses collectability by reviewing receivables on a collective basis where similar characteristics exist, primarily based on size, nature and on an individual basis when we identify specific customers with known disputes or collectability issues. In determining the amount of the allowance for credit losses, the Group considers historical collectability based on past due status, the age of the receivable balances, credit quality of the Group’s customer or vendor based on ongoing credit evaluations, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Group’s ability to collect from customers. Receivables are written off after all collection efforts have ceased. The Group generally does not require collateral from its customers.

l. Property and equipment, net

Property and equipment is stated at cost and is depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life
Leasehold improvement	Shorter of the lease term or estimated economic life
Building	20 years
Furniture	5 years
Office equipment	3 years

Repair and maintenance costs are charged to expenses as incurred, whereas the costs of renewals and betterment that extend the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the assets and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of operations.

m. Intangible assets

Intangible assets are amortized using the straight-line basis over the estimated useful lives. The Group recorded amortization expense of RMB1,437, RMB472 and nil for the years ended December 31, 2023, 2024 and 2025, respectively.

n. Long-term investments

The Group’s long-term investments include equity securities without readily determinable fair values (cost method investments before adoption of Accounting Standard Codification (“ASC”) 321) and equity method investments.

Equity securities without readily determinable fair values

For equity securities without readily determinable fair value, the Group elected to use the measurement alternative to measure those investments at cost, minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer. The adoption did not have a material impact on the Group’s consolidated financial position or results of operations.

The Group reviews its equity securities without readily determinable fair value for impairment at each reporting period. If a qualitative assessment indicates that the investment is impaired, the Group estimates the investment’s fair value in accordance with the principles of ASC Topic 820 — Fair Value Measurement (“ASC 820”). If the fair value is less than the investment’s carrying value, the Group would recognize an impairment loss in the consolidated statements of operations.

Equity method investments

Investee companies over which the Group has the ability to exercise significant influence, but does not have a controlling interest through investment in common shares or in-substance common shares, are accounted for using the equity method. Significant influence is generally considered exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%, and other factors, such as representation on the investee’s board of directors, voting rights and the impact of commercial arrangements, are also considered in determining whether the equity method of accounting is appropriate.

Under the equity method, the Group initially records its investment at cost and subsequently recognizes the Group’s proportionate share of each equity investee’s net income or loss after the date of investment into accumulated deficit and accordingly adjusts the carrying amount of the investment. The Group reviews its equity method investments for impairment whenever an event or circumstance indicates that any other-than-temporary impairment (“OTTI”) has occurred. The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its equity method investment.

An impairment charge is recorded when the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary.

Nonmonetary transactions

The Group engages in nonmonetary exchanges of equity interest of certain long-term investments. The transaction price of the nonmonetary consideration is based on the fair values of the assets involved. The cost of equity interest acquired in exchange is initially measured at the fair value of the assets the Group surrendered to obtain them.

o. Convertible bond and detachable warrants

The Group issued convertible bond with detachable warrants in January 2022. The Group has evaluated that the convertible bond with detachable warrants is a bundle of freestanding financial instruments and should be separately accounted. With respect to the convertible bond, the Group has evaluated whether the conversion feature of the bond is considered an embedded derivative instrument subject to bifurcation in accordance with ASC 815 —Accounting for Derivative Instruments and Hedging Activities (“ASC 815”). Based on the Group’s evaluation, the conversion feature is not considered to be bifurcated because the conversion feature is either clearly and closely related to the Convertible Bond or meet the scope exception under ASC 815-10-15. The Group has determined that there was no beneficial conversion feature attributable to the convertible bond, as the adoption of ASU 2020-06 since January 1, 2022.

The Group has evaluated the embedded put option in accordance with ASC815 has had determined the put option meet the definition of a derivative and need to be bifurcated and measured under the fair value as the convertible bond was issued at a substantial discount and is contingently exercisable. The Group classifies put option in its consolidated balance sheets as a liability which is revalued at each balance sheet date subsequent to the initial issuance.

The Group has evaluated the detachable warrants in accordance with ASC 815 has had determined the detachable warrants meet the definition of a derivative and need to be measured under the fair value. The Group classifies warrants in its consolidated balance sheets as a liability which is revalued at each balance sheet date subsequent to the initial issuance.

p. Warrant liability

In connection with the issuances of ordinary shares, the Group may issue options or warrants to purchase ordinary shares. In certain circumstances, these options or warrants may be classified as liabilities, rather than as equity.

Warrants classified as equity are initially recorded at fair value and subsequent changes in fair value are not recognized as long as the warrants continue to be classified as equity. Warrants classified as liabilities are initially recorded at fair value with gains and losses arising from changes in fair value recognized in the consolidated statements of operations during the period in which such instruments are outstanding.

q. Lease

The Group made an accounting policy election for all lease related asset classes, to account for the lease and non-lease components as a single lease component. The Group has also made an accounting policy election to exempt leases with an initial term of 12 months or less from being recognized on the balance sheet. Short-term leases are not significant in comparison to the Group’s overall lease portfolio. Payments related to those leases continue to be recognized in the consolidated statement of operations on a straight-line basis over the lease term.

From the Perspective of Lessee

The Group leases properties for its co-working space and other locations. At the commencement of each lease, management determines its classification as an operating or finance lease. For leases that qualify as operating leases, the Group recognizes the associated lease expense on a straight-line basis over the term of the lease beginning on the date of initial possession, which is generally when the Group enters the leased premises and begins to make improvements in preparation for its intended use.

At the commencement date of a lease, the Group recognizes a lease liability for future fixed lease payments and a ROU asset representing the right to use the underlying asset during the lease term.

The future fixed lease payments are discounted using the incremental borrowing rate as the rate implicit in the lease is not readily determinable. The incremental borrowing rate is estimated on a portfolio basis and incorporating lease term, currency risk, credit risk and an adjustment for collateral.

The Group uses the discount rate as of the commencement date of the lease, incorporating the entire lease term. Current maturities and long-term portions of operating lease liabilities are classified as lease liabilities, current and lease liabilities, non-current, respectively, in the consolidated balance sheets.

The ROU asset is measured at the amount of the lease liabilities with adjustments, if applicable, for lease prepayments made prior to or at lease commencement, initial direct costs incurred and lease incentives. Variable lease expenses include rent contingent payments based on percentages of revenue as defined in the lease. It is not included in lease expenses before it incurs or becomes probable.

Termination of a lease before the expiration of the lease term is accounted by removing the right-of-use asset and the lease liability, with gain or loss recognized for the difference. A termination penalty paid or received upon termination that was not already included in the lease payments is generally included in the gain or loss on termination. The Group recorded gain from termination of leases of RMB30,427, RMB953 and RMB1 for the years ended December 31, 2023, 2024 and 2025 in other income, net in the consolidated statement of operations, respectively.

From the Perspective of Lessor

The Group recognizes workspace membership revenue under ASC 842, and all the lease contracts are operating leases. The Group provides various leasing solutions for its members and generates revenues from monthly rent in the form of membership services fees or office desk rental fee. The workspace memberships enable members to access to office space, use of a shared internet connection, access to certain facilities (kitchen, common areas, etc.), as well as fee-based for the use of conference room. The price of each membership varies, based on the basis of the particular characteristics of the office space occupied by the member, the geographic location of the workspace, and the amount of desk space in the contract. The members do not have options to purchase underlying assets at termination. Renewal of memberships are on a negotiation basis before termination. The majority of the Group’s lease contracts are fixed lease payment contracts. The Group’s variable lease payments consist of certain contracts indexed to future sales revenues of the lessees. Variable membership fees are recognized when incurred. Workspace membership revenue consists primarily of fees from members and is recognized ratably, on a monthly basis, over the lease term, as access to office space is provided. The Group applied practical expedients to choose not to separate lease and non-lease components for all lease related asset classes. The consolidated component is accounted for under ASC842. The lease term for most of the membership services is less than one year. The leases do not have renewal options and penalty is imposed if the lessees early terminate the leases. Workspace membership fees are generally collected in advance each quarter. Members are generally required to provide the Group with a deposit which is normally one-month service fee. Pursuant to the term of membership agreement, the amount of deposit may be applied against the member’s unpaid balance.

The residual value of the Group’s lease assets represents the fair value of the leased assets at the end of the lease terms. The Group relies on industry data, historical experience, independent appraisals and the experience of the management team to value lease residuals.

Operating lease income from fixed payments and variable lease income for the years ended December 31, 2023, 2024 and 2025 were as follows:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Operating lease income from fixed payments	124,140	68,558	22,630
Total	124,140	68,558	22,630

Lease payments receivable for the following five years were as follows:

As of December 31, 2025
RMB
2026	10,296
2027	6,835
2028	6,854
2029	6,835
2030	6,835
Thereafter	47,904
Total	85,559

r. Revenue recognition

Revenue is recognized when control of promised goods or services is transferred to the Group’s customers in an amount of consideration to which the Group expects to be entitled to in exchange for those goods or services. The Group follows the five steps approach for revenue recognition under Topic 606: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the Group satisfies a performance obligation.

The primary sources of the Group’s revenues are as follows:

(i) Workspace membership revenue

As set out in Note 2 “Lease, from the perspective of lessor”, workspace membership revenue is recognized under ASC 842.

(ii) Other services revenue

Other services revenue primarily consists of 1) co-working space management fees, 2) SaaS services, IOT solutions and technical support revenue, 3) charges to members for ancillary services including printing and copying, 4) tour service and 5) hotel service, etc. There is no variable consideration arrangement provided to customers. There is no significant payment term or financing component within each revenue type. There is no sales return, refund or warranty right provided to customers. The Group identified the performance obligations based on the services stated within the contracts as further outlined below.

1) Co-working space management fees

The Group recognized revenue of RMB9,007, RMB3,316 and RMB71 for the years ended December 31, 2023, 2024 and 2025 from co-working space management service which are derived from managing branded co-working space locations for leased property owners. The fee generally consists of a monthly base amount plus revenue sharing. The Group primarily charge landlords management fees for branding, consulting and operating services as the single performance obligation due to the services being highly interdependent inputs to the co-working space management. The Group provides services within the contract term and recognizes revenue over time under output method when service is completed.

2) SaaS services, IOT solutions and technical support revenue

The Group recognized SaaS service and IOT solutions revenue of RMB14,568, RMB982 and RMB6 for the years ended December 31, 2023, 2024 and 2025. The Group provides intranet connected devices to customers under SaaS service and IOT solution which is identified as a single performance obligation as the goods are not able to be distinctly used. The Group recognizes revenue at a point in time for the SaaS services and IOT solutions revenue when devices are delivered to customers.

The Group recognized technical support revenue of RMB1,610, RMB1,557 and RMB794 for the years ended December 31, 2023, 2024 and 2025. The Group provides technical support services as the single performance obligation and recognizes revenue over time ratably throughout a fixed term or under output method based on the agreed price for system development, because the customer simultaneously receives and consumes the benefits as the Group performs throughout a fixed term.

3) Ancillary services and other revenue

The Group recognized ancillary service and other revenue of RMB2,705, RMB2,578 and RMB347 for the years ended December 31, 2023, 2024 and 2025.The Group provides one-off ancillary services including printing and copying services to customers as needed. The Group recognizes revenue at a point in time when such services are completely rendered to members.

4) Tour service

The Group recognized tour service revenue of nil, RMB222 and RMB1,124 for the years ended December 31, 2023, 2024 and 2025. Tour service is service fee derived from providing oversea tour services to customers. The Group cooperates with travel agencies and charges tour service fee to the third-party customers, mainly including transportation fee, accommodation fee, catering fee, attraction ticket fee, tour guide service fee, etc., which are highly interrelated to provide customers with the entire travel experience. The Group recognizes revenue over the period of the tour because the customers simultaneously receive and consume the benefits provided by the Group as they complete the performance obligation.

5) Hotel service

The Group recognized hotel service revenue of nil, nil and RMB1,148 for the years ended December 31, 2023, 2024 and 2025. The Group leases properties from property owners or lessors and uses for the hotel operation. The revenue is mainly driven from the rental of rooms, sales of food and beverages and other goods and services. Each of the services and products represents an individual performance obligation and the Group receives fixed prices in exchange for these services and products. The Group recognize room rental revenue overtime on a daily basis when the rooms are occupied because the customers simultaneously receive and consume the benefits during the accommodation period. Sales of food and beverage revenue and other goods and services revenue are recognized at a point in time when they have been delivered or rendered to the guests as the respective performance obligations are satisfied. Substantially all of hotel service revenue was recognized over time from room rental revenue.

Contract liabilities primarily result from the timing difference between the Group’s satisfaction of performance obligation and the customers’ payment. Substantial all other services revenue is recognized over time during the years ended December 31, 2023, 2024 and 2025. Balance of contract liabilities were RMB293 and RMB674 as of December 31, 2024 and 2025, respectively. Revenue recognized that was included in deferred revenue balance at the beginning of year were RMB5,075, RMB1,999 and RMB184 for the years ended December 31, 2023, 2024 and 2025, respectively.

s. Cost of revenue (excluding impairment loss)

Cost of revenue (excluding impairment loss) primarily consists of lease expenses, employee compensation and benefits, depreciation and amortization and other workspace operational costs such as utilities, maintenance, daily cleaning, insurance costs, office expenses, and consumables.

t. Government subsidies

The government subsidies provided by the local government mainly included funding to support the development of the Group’s business. The Group reports government subsidies as subsidy income when received from local government authority with no limitation on the use of the subsidies. From time to time, the Group receives government subsidies related to government sponsored projects and records such government subsidies as a liability when received and recognizes as income when the performance obligation is met or fulfilled. For the years ended December 31, 2023, 2024 and 2025, RMB7,754, RMB804 and RMB5 were received and recognized as subsidy income in the Group’s consolidated statements of operations, respectively.

u. Value added taxes

Value-added tax (“VAT”) is reported as a deduction to revenue. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in accrued expense and other current liabilities on the consolidated balance sheet.

v. Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the financial statements. Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized. The impact of an uncertain income tax position is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes are classified as a component of the provisions for income taxes. There is no interest and penalty accrued or paid for the year ended December 31, 2023, 2024 and 2025.

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which improves the transparency of income tax disclosures by requiring consistent categories and greater disaggregation of information in the effective tax rate reconciliation and income taxes paid disaggregated by jurisdiction. It also includes certain other amendments to improve the effectiveness of income tax disclosures. The Group adopted the new guidance from January 1, 2025 prospectively. (See Note 14)

w. Share-based compensation

Share-based compensation expense arises from the Company’s share-based awards granted to its employees and non-employees.

In determining the fair value of share options granted, a binomial option pricing model is applied.

Share-based compensation expense for share options granted is recognized on a tranche-by-tranche method over the requisite service period. The Company elected to not estimate the forfeiture rate, but to account for the forfeiture when forfeitures occur.

A change in any of the terms or conditions of share awards is accounted for as a modification. The Company calculates the incremental compensation cost of modification as the excess of the fair value of the modified awards over the fair value of the original awards immediately before its terms are modified, measured based on the share price and other pertinent factors at the modification date. The Company recognizes, over the remaining requisite service period of the modified awards, the sum of the incremental compensation cost and the remaining unrecognized compensation cost, if any, for the original award on the modification date.

x. Comprehensive loss

Comprehensive loss includes net loss and foreign currency translation adjustments.

y. Commitments and Contingencies

In the normal course of business, the Group is subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters, such as business disputes, government investigations and tax matters. The Group recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Group may consider many factors in making these assessments including historical and specific facts and circumstances of each matter.

z. Mezzanine equity

Where equity interests are determined to be conditionally redeemable upon the occurrence of certain events that are not solely within the control of the Group, and upon such event, the shares would become redeemable at the option of the holders, they are classified as mezzanine equity (temporary equity). The purpose of this classification is to convey that such a security may not be permanently part of equity and could result in a demand for cash or other assets of the entity in the future. When the equity interests are currently redeemable or it becomes probable that the equity interests will become redeemable, the Group accretes the redeemable equity interests to their redemption value. The accretions and paid-in-kind dividends of the Preferred Shares are recorded against retained earnings, or in the absence of retained earnings, by charges against additional paid-in capital. Once additional paid-in capital had been exhausted, additional charges were recorded by increasing the accumulated deficit.

aa. Forward sale contract liability

The Group signed an agreement with an investor to sell redeemable convertible preferred shares, including an offer of forward sales contract which required the Company to sell and the investor to purchase redeemable convertible preferred shares of the company at an agreed fixed per share price in the future, upon certain circumstances within the control of the Group and the investor. The Group has evaluated that the sale of redeemable convertible preferred shares with detachable forward contract liability is a bundle of freestanding financial instruments and should be separately accounted.

The outstanding redeemable convertible preferred shares are recorded as mezzanine equity considering its potential redemption at the option of the holders. With respect to the detachable forward sale contract, based on the Group’s evaluation, the forward sale contract is considered to be recorded as liability measured initially and subsequently at fair value under ASC 480 because the Preferred Shares included certain contingent redemption features which created an obligation for the Company to repurchase its shares.

bb. Net loss per share

Basic and diluted loss per share from continuing operation and discontinued operation are computed by dividing net loss attributable to holders of ordinary shares from continuing operation and discontinued operation, respectively, by the weighted average number of ordinary shares outstanding during the period. Because the Class A ordinary shares and Class B ordinary shares have the same dividend and other rights, except for voting and conversion rights for Class B ordinary shares to be converted into Class A ordinary shares on one-to-one basis, as such, this two-class share structure has no impact to the loss per share calculation. Basic loss per share and diluted loss per share are the same for each Class A ordinary shares and Class B ordinary shares. The two classes of ordinary shares have been presented on a combined basis in the consolidated statements of operations and in the computation of net loss per share.

Diluted loss per share from continuing operation and discontinued operation are computed by dividing net loss attributable to holders of ordinary shares from continuing operation and discontinued operation, respectively, as adjusted for the effect of dilutive ordinary share equivalents, if any, by the weighted average number of ordinary and dilutive ordinary share equivalents outstanding during the period. Ordinary share equivalents include the ordinary shares issuable upon the exercise of share options, unit purchase options and warrants using the treasury stock method, and conversion of redeemable convertible preferred share using the if-converted method. Potential dilutive securities are not included in the calculation of diluted loss per share from continuing operation and discontinued operation if the impact is anti-dilutive under continuing operation.

During the years ended December 31, 2023, 2024 and 2025, the Group has ordinary shares issuable upon the exercise of share options, unit purchase options, warrants and conversion of redeemable convertible preferred shares as potentially dilutive ordinary shares and are excluded from the calculation for the period, as their effects would be anti-dilutive.

cc. Significant risks and uncertainties

Foreign currency risk

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the Peoples Bank of China, controls the conversion of RMB into other currencies. The value of the RMB is subject to changes in central government policies, international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The Group’s cash and cash equivalents denominated in RMB amounted to RMB7,486 and RMB 4,256 as of December 31, 2024 and 2025, respectively.

Concentration risks

Financial instruments that potentially expose the Group to significant concentration of credit risk primarily consist of cash and cash equivalents and accounts receivable. Under PRC law, it is generally required that a commercial bank in the PRC that holds third-party cash deposits protect the depositors’ rights over principal and interests in their deposited money; PRC banks are subject to a series of risk control regulatory standards; and PRC bank regulatory authorities are empowered to take over the operation and management of any PRC bank that faces a material credit crisis. Accounts receivable is typically unsecured and are derived from revenue earned from customers. The risk is mitigated by credit evaluations the Group performs on its ongoing credit evaluations of its customers’ financial conditions and ongoing monitoring process of outstanding balances. The Group maintains reserves for estimated credit losses and these losses have generally been within expectations.

As of December 31, 2024 and 2025, 99.82% and 62.98% of the Group’s cash and cash equivalents were deposited in financial institutions located in the PRC.

No customer that individually represents greater than 10% of the total revenue for the years ended December 31, 2023 and 2024. There are two customers (customers A and B) from workspace membership revenue segment individually represents 26.9% and 23.7% of total revenue for the year ended December 31, 2025.

There is one customer (customer B) individually represents greater than 10% of total accounts receivable as of December 31, 2024 and 2025. Its percentage to total accounts receivable is 85.5% and 94.8% as of December 31, 2024 and 2025, respectively.

No supplier that individually represents greater than 10% of the total cost of revenue (excluding impairment loss) for the years ended December 31, 2023, 2024 and 2025.

There are two suppliers individually represent greater than 10% of total accounts payable as of December 31, 2024. Their aggregated percentage to total accounts payable is 44.3% as of December 31, 2024. There are three suppliers individually represent greater than 10% of total accounts payable as of December 31, 2025. Their aggregated percentage to total accounts payable is 54.80% as of December 31, 2025.

dd. Segment reporting

In November 2023, the FASB issued Accounting Standards Update, or ASU 2023-07 – Improvements to Reportable Segment Disclosures, which enhances the disclosures required for reportable segments in annual and interim consolidated financial statements, including additional, more detailed information about a reportable segment’s expenses. The Group adopted ASU 2023-07 during the year ended December 31, 2024, retrospectively to all periods presented in the consolidated financial statement. The adoption of this ASU did not have a material impact on the Group’s consolidated financial statements and related disclosures.

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker (the “CODM”), which is the CEO. The Group has two operating segments identified including workspace membership and other services.

ee. Recent accounting pronouncements not yet adopted

In November 2024, the FASB issued ASU No.2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, which requires public business entities to disclose additional information about specific expense categories in the notes to financial statements at interim and annual reporting periods. The guidance is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027 either prospectively or retrospectively. Early adoption is permitted. The Group does not expect to adopt the update early and is evaluating the impact on its consolidated financial statements.

In July 2025, the FASB issued ASU No.2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets, which provides a practical expedient in developing reasonable and supportable forecasts as part of estimating expected credit losses, that all entities may elect to assume that current conditions as of the balance sheet date do not change for the remaining life of the asset. The guidance is effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods prospectively. Early adoption is permitted. The Group did not adopt the update early and is evaluating the impact on its consolidated financial statements.

In December 2025, the FASB issued ASU No.2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities, which provides further guidance on accounting treatment for government grants. The guidance is effective for annual reporting periods beginning after December 15, 2028, and interim reporting periods within those annual reporting periods either prospectively or retrospectively. Early adoption is permitted. The Group does not expect to adopt the update early and is evaluating the impact on its consolidated financial statements.